Angel Oak Mortgage Trust 2020-4 ABS-15G

Exhibit 99.14

Client:	xxxx PCQC Non-QM
Batch:
Report Pulled:
Loan Count:	1
Loan Number	Appraised Date	Appraised Value	CDA Date	CDA Value	CDA Variance	CU Score	CU Score Date
202004001	XXXX	XXXX	XXXX	XXXX	0	1	XXXX